Annual Fund Operating Expenses	Aug. 31, 2024
Invesco Premier Portfolio - Investor Class | Invesco Premier Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
Invesco Premier Portfolio - Investor Class | Invesco Premier Portfolio | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.25%
Fee Waiver or Reimbursement	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	0.18%
Invesco Premier U.S. Government Money Portfolio - Investor Class | Invesco Premier U.S. Government Money Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
Invesco Premier U.S. Government Money Portfolio - Investor Class | Invesco Premier U.S. Government Money Portfolio | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.25%
Fee Waiver or Reimbursement	(0.07%)	[2]
Net Expenses (as a percentage of Assets)	0.18%
Invesco Premier Portfolio - Institutional Class | Invesco Premier Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
Invesco Premier Portfolio - Institutional Class | Invesco Premier Portfolio | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.25%
Fee Waiver or Reimbursement	(0.07%)	[3]
Net Expenses (as a percentage of Assets)	0.18%
Invesco Premier U.S. Government Money Portfolio - Institutional Class | Invesco Premier U.S. Government Money Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
Invesco Premier U.S. Government Money Portfolio - Institutional Class | Invesco Premier U.S. Government Money Portfolio | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.25%
Fee Waiver or Reimbursement	(0.07%)	[4]
Net Expenses (as a percentage of Assets)	0.18%
Invesco Premier Portfolio - Personal Investment Class | Invesco Premier Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
Invesco Premier Portfolio - Personal Investment Class | Invesco Premier Portfolio | Personal Investment Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.55%
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	(0.07%)	[5]
Net Expenses (as a percentage of Assets)	0.73%
Invesco Premier Portfolio - Private Investment Class | Invesco Premier Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
Invesco Premier Portfolio - Private Investment Class | Invesco Premier Portfolio | Private Investment Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.30%
Expenses (as a percentage of Assets)	0.55%
Fee Waiver or Reimbursement	(0.07%)	[6]
Net Expenses (as a percentage of Assets)	0.48%
Invesco Premier Portfolio - Reserve Class | Invesco Premier Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
Invesco Premier Portfolio - Reserve Class | Invesco Premier Portfolio | Reserve Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.87%
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	(0.07%)	[7]
Net Expenses (as a percentage of Assets)	1.05%
Invesco Premier Portfolio - Resource Class | Invesco Premier Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
Invesco Premier Portfolio - Resource Class | Invesco Premier Portfolio | Resource Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.16%
Expenses (as a percentage of Assets)	0.41%
Fee Waiver or Reimbursement	(0.07%)	[8]
Net Expenses (as a percentage of Assets)	0.34%

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2025. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier U.S. Government Money Portfolio. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2025. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2025. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.
[4]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier U.S. Government Money Portfolio. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2025. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.
[5]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2025. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.
[6]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2025. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.
[7]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2025. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.
[8]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2025. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.